[LOGO: M F S(SM)]                                      Semiannual Report
 INVESTMENT MANAGEMENT                                 February 28, 1997


--------------------------------------------------------------------------------

MFS(R) RESEARCH GROWTH AND INCOME FUND

--------------------------------------------------------------------------------




              [Graphic Omitted]

LEARNING FINANCIAL BASICS THE EASY WAY (see page 23)

TABLE OF CONTENTS

Letter from the Chairman ................................................... 1
Director of Research's Overview ............................................ 2
Fund Facts ................................................................. 4
Performance Summary ........................................................ 4
Portfolio Concentration .................................................... 6
Portfolio of Investments ................................................... 7
Financial Statements .......................................................12
Notes to Financial Statements ..............................................17
The ABCs of Investing ......................................................23
The MFS Family of Funds(R) .................................................24
Trustees and Officers ......................................................25

------------------------------------------------------------------------------
    HIGHLIGHTS

   o FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997, CLASS A SHARES OF THE FUND PROVIDED A TOTAL RETURN AT NET ASSET VALUE OF 19.85%.

   o THE FUND SEEKS LARGER-CAPITALIZATION, DIVIDEND-YIELDING COMPANIES THAT, IN OUR OPINION, HAVE THE POTENTIAL FOR STRONG EARNINGS GROWTH AT REASONABLE PRICES.

   o THE TOP THREE SECTORS IN THE FUND ARE: FINANCIAL SERVICES, AT 23.9% OF THE PORTFOLIO; CONSUMER STAPLES, AT 12.9%; AND HEALTH CARE, AT 10.7%.
 ------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of A. Keith Brodkin]

Dear Shareholders:
After more than six years of expansion, the U.S. economy appears to be experiencing another year of moderate growth in 1997, although a few signs point to the possibility of a modest rise in inflation during the year. On the positive side, the pattern of moderate growth and inflation set over the past few years now seems fairly well entrenched in the economy and, short of a major international or domestic crisis, appears to have enough momentum to remain on track for some time. Also, gains in such important sectors as housing, automobiles, industrial production, and exports indicate a fair amount of underlying strength in the economy. However, some reason for caution can be seen in the continuing high levels of consumer debt and rising personal bankruptcies, as well as in the ongoing tightness in labor markets, which could add some inflationary pressures to the economy. Given these somewhat conflicting indicators, we expect real (inflation-adjusted) growth to revolve around 2% in 1997, which would represent a modest decline from 1996.

  We continue to urge U.S. equity investors to lower their expectations for 1997 and to point out that the impressive gains of the past two years are not sustainable. Just as the slowdown in corporate earnings growth and increases in interest rates in 1996 raised some near-term concerns, further interest rate increases and an acceleration of inflation could negatively affect the stock market in 1997. However, to the extent that some slowdown in earnings means that the economy is not overheating, this could be beneficial for the equity market in the long run. Also, we believe many of the technology-driven productivity gains that U.S. companies have made in recent years will continue to enhance corporate America's competitiveness and profitability. Therefore, while we have some near-term concerns, we remain reasonably positive about the long-term viability of the equity market.

  We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin

A. Keith Brodkin
Chairman and President

March 13, 1997

DIRECTOR OF RESEARCH'S OVERVIEW

[Photo of Kevin R. Parke]

Kevin R. Parke

Dear Shareholders:
For the six months ended February 28, 1997, Class A shares of the Fund provided a total return of 19.85%, Class B returned 20.14%, Class C returned 19.85%, and Class I returned 20.14%. The Fund began investment operations on January 2, 1996 with the offering of Class A shares to MFS employees only. The Fund opened its other three share classes on January 2, 1997. The performance of the Fund's Class A shares, which assumes the reinvestment of distributions but excludes the effects of any sales charges, compares to a 22.50% return for the Standard & Poor's 500 Composite Index, a popular, unmanaged index of common stock total return performance.

  Two of the largest sectors in the Fund are financial services, at 23.9% of the portfolio, and health care, at 10.7%.

  In financial services, the top three holdings are Compass Bancshares, Chase Manhattan Bank, and Storage Realty Trust. Compass has been successfully buying smaller banks at reasonable multiples within the southeast region of the United States, while maintaining its ongoing cost-savings efforts. Compass also offers strong fundamentals in a growing region, which could make it an attractive takeover target in the current industry consolidation. Chase Manhattan continues to provide earnings-per-share growth in the mid-teens through leveraging the cost savings of its merger with Chemical Bank, as well as a share repurchase plan. Finally, Storage Realty Trust is a storage company which has been able to break even financially with a 32% occupancy rate in an industry in which the average occupancy rate is around 90%.

  All three of these companies offer above-average yields and are at valuation levels that are equal to or below their industry average.

  Within the health care sector, one of our top holdings is the pharmaceutical company Bristol-Myers Squibb. The company's price/earnings multiple is below the rest of the group, and we anticipate earnings growth to be at or above the industry average over the next several years, mainly due to three diabetes or cholesterol-related products that we expect to contribute to higher-than-anticipated net income.

  Several aerospace and defense companies contribute to the overweighting in the industrial goods and services sector. Some of those names include United Technologies, General Dynamics, and Lockheed-Martin. These companies have what we believe are attractive fundamental outlooks based on a modestly improving defense budget, incrementally rising foreign defense sales, three years of merger-driven cost savings, high cash flows, and structural improvements to their profit margins.

  We will continue to seek larger-capitalization, dividend-yielding companies that, in our opinion, have the potential for strong earnings growth at reasonable prices.

Respectfully,

/s/ Kevin R. Parke

Kevin R. Parke
Director of Research

The committee of MFS research analysts is responsible for the day-to-day management of the Fund under the general supervision of Mr. Parke.

LARGEST SECTORS

Miscellaneous                  35.5%*
Financial Services             23.9%
Consumer Staples               12.9%
Health Care                    10.7%
Industrial Goods & Services     8.4%
Technology                      8.6%

*For a more complete breakdown, refer to Portfolio of Investments.

-------------------------------------------------------------------------------
  FUND FACTS

  STRATEGY:                THE INVESTMENT OBJECTIVE OF THE FUND IS LONG-TERM
                           GROWTH OF CAPITAL, CURRENT INCOME, AND GROWTH OF
                           INCOME.
  COMMENCEMENT OF
  INVESTMENT OPERATIONS:   CLASS A: JANUARY 2, 1996
                           CLASS B: JANUARY 2, 1997
                           CLASS C: JANUARY 3, 1997
                           CLASS I: JANUARY 2, 1997

  SIZE:                    $28.1 MILLION NET ASSETS AS OF FEBRUARY 28, 1997
-------------------------------------------------------------------------------

PERFORMANCE SUMMARY

Because mutual funds like MFS(R) Research Growth and Income Fund are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A, Class B, Class C, and Class I shares for the applicable time periods.

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN

CLASS A INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                                                                                                     Life of
                                                                  6 Months           1 Year             Fund*
--------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                                            +19.85%          +25.84%          +33.39%
--------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                                           --            +25.84%          +28.22%
--------------------------------------------------------------------------------------------------------------------
SEC Results                                                           --            +19.85%          +22.94%
--------------------------------------------------------------------------------------------------------------------

CLASS B INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                                                                                                     Life of
                                                                  6 Months           1 Year             Fund*
--------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                                            +20.14%          +26.14%          +33.71%
--------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                                           --            +26.14%          +28.49%
--------------------------------------------------------------------------------------------------------------------
SEC Results                                                           --            +22.14%          +25.17%
--------------------------------------------------------------------------------------------------------------------

CLASS C INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                                                                                                     Life of
                                                                  6 Months           1 Year             Fund*
--------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                                            +19.85%          +25.84%          +33.39%
--------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                                           --            +25.84%          +28.22%
--------------------------------------------------------------------------------------------------------------------
SEC Results                                                           --            +24.84%          +28.22%
--------------------------------------------------------------------------------------------------------------------

CLASS I INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                                                                                                     Life of
                                                                  6 Months           1 Year             Fund*
--------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                                            +20.14%          +26.14%          +33.71%
--------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                                           --            +26.14%          +28.49%
--------------------------------------------------------------------------------------------------------------------
SEC Results                                                           --            +20.14%          +23.19%
--------------------------------------------------------------------------------------------------------------------

*For the period from the commencement of the Fund's investment operations, January 2, 1996 to February 28, 1997.

All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Class A SEC results include the maximum 5.75% sales charge. Class B results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%. Class C shares have no initial sales charge but, along with Class B shares, have higher annual fees and expenses than Class A shares. Class C share purchases are subject to a 1% CDSC if redeemed within 12 months of purchase. Class I shares, which became available on January 2, 1997, have no sales load or 12b-1 fees and are only available to certain institutional investors.

Class B and Class C share results include the performance and operating expenses (e.g., Rule 12b-1) of the Fund's Class A shares for periods prior to the commencement of offering of Class B and Class C shares. Because operating expenses attributable to Class B and Class C shares are higher than those of Class A shares, Class B and C share performance would have been lower had Class B and Class C shares been outstanding during the entire period. The Class A share performance included in the Class B and Class C share performance with CDSC, has been adjusted to reflect the CDSC generally applicable to Class B and Class C shares rather than the sales charge generally applicable to Class A shares.

Class I share results include the performance and operating expenses (e.g., Rule 12b-1) of Class A shares, for periods prior to the commencement of offering of Class I shares. Because operating expenses attributable to Class A shares are greater than those of Class I shares, Class I share performance would have been higher had Class I shares been outstanding during the entire period. The Class A share performance included in Class I share performance has been adjusted to reflect the fact that Class I shares have no initial sales load.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time.

PORTFOLIO CONCENTRATION AS OF FEBRUARY 28, 1997

TOP 10 EQUITY HOLDINGS

PHILIP MORRIS COS., INC.                          EXXON CORP.
Tobacco, food, and beverage conglomerate          International oil and gas company

INTEL CORP.                                       GTE CORP.
Semiconductor manufacturer                        Telecommunications company

MICROSOFT CORP.                                   COMPASS BANCSHARES, INC.
Semiconductor manufacturer                        Southern U.S. bank holding company

DU PONT (E.I.) DE NEMOURS & CO., INC.             CIGNA CORP.
Diversified chemical company                      Multi-line insurance company

BRITISH PETROLEUM PLC                             CHASE MANHATTAN CORP.
Oil exploration and production company            Money center bank



PORTFOLIO OF INVESTMENTS (UNAUDITED) - February 28, 1997

Stocks - 92.9%
-------------------------------------------------------------------------------
Issuer                                                  Shares            Value
-------------------------------------------------------------------------------
U.S. Stocks - 84.4%
  Aerospace - 3.5%
    General Dynamics Corp.                               4,310      $   289,848
    Lockheed-Martin Corp.                                3,180          281,430
    McDonnell Douglas Corp.                                 70            4,445
    United Technologies Corp.                            5,250          395,062
                                                                    -----------
                                                                    $   970,785
-------------------------------------------------------------------------------
  Automotive - 0.9%
    Goodrich (B.F.) Co.                                  5,890      $   239,281
-------------------------------------------------------------------------------
  Agricultural Products - 0.2%
    Case Corp.                                             800      $    41,500
-------------------------------------------------------------------------------
  Apparel and Textiles - 1.0%
    Reebok International Ltd.                            3,200      $   149,600
    VF Corp.                                             1,800          125,100
                                                                    -----------
                                                                    $   274,700
-------------------------------------------------------------------------------
  Banks and Credit Companies - 5.7%
    Bank of Boston Corp.                                 2,770      $   208,789
    Chase Manhattan Corp.                                4,150          415,519
    Compass Bancshares, Inc.                             9,460          422,152
    Corestates Financial Corp.                           4,880          256,810
    Fleet/Norstar Financial Group, Inc.                  4,830          294,630
                                                                    -----------
                                                                    $ 1,597,900
-------------------------------------------------------------------------------
  Building - 0.3%
    Newport News Shipbuilding, Inc.                      5,700      $    88,350
-------------------------------------------------------------------------------
  Business Machines - 0.9%
    Sun Microsystems, Inc.*                              8,510      $   262,746
-------------------------------------------------------------------------------
  Business Services - 0.6%
    Ikon Office Solutions, Inc.                          3,950      $   162,938
-------------------------------------------------------------------------------
  Chemicals - 5.5%
    Air Products & Chemicals, Inc.                       5,600      $   415,100
    Betzdearborn, Inc.                                   5,260          341,242
    du Pont (E. I.) de Nemours & Co., Inc.               4,065          435,971
    Praxair, Inc.                                        7,310          355,449
                                                                    -----------
                                                                    $ 1,547,762
-------------------------------------------------------------------------------
  Computer Software - Personal Computers - 2.6%
    First Data Corp.                                     6,775      $   248,134
    Microsoft Corp.*                                     4,790          467,025
                                                                    -----------
                                                                    $   715,159
-------------------------------------------------------------------------------
  Computer Software - Systems - 1.7%
    Compaq Computer Corp.*                               3,520      $   278,960
    Oracle Systems Corp.*                                4,930          193,503
                                                                    -----------
                                                                    $   472,463
-------------------------------------------------------------------------------
  Consumer Goods and Services - 8.4%
    Colgate-Palmolive Co.                                3,020      $   312,570
    Estee Lauder Cos., "A"                               3,650          169,725
    Gillette Co.                                         3,540          280,102
    Philip Morris Cos., Inc.                             3,990          539,149
    Procter & Gamble Co.                                 1,680          201,810
    Revlon, Inc., "A"*                                   4,060          157,832
    Sherwin Williams Co.                                 4,150          232,919
    Tupperware Corp.                                     4,800          214,800
    Tyco International Ltd.                              4,260          251,340
                                                                    -----------
                                                                    $ 2,360,247
-------------------------------------------------------------------------------
  Electrical Equipment - 0.8%
    Honeywell, Inc.                                      3,290      $   234,001
-------------------------------------------------------------------------------
  Electronics - 2.2%
    Atmel Corp.*                                         3,950      $   147,631
    Intel Corp.                                          3,380          479,538
                                                                    -----------
                                                                    $   627,169
-------------------------------------------------------------------------------
  Entertainment - 1.7%
    Clear Channel Communications, Inc.*                  5,150      $   246,556
    ITT Corp.*                                           1,800          101,700
    Jacor Communications, Inc., "A"*                     4,160          122,460
                                                                    -----------
                                                                    $   470,716
-------------------------------------------------------------------------------
  Financial Institutions - 3.2%
    Advanta Corp., "B"                                   4,950      $   198,619
    American Express Co.                                 1,900          124,212
    Beneficial Corp.                                     4,250          293,781
    Federal National Mortgage Assn.                      7,000          280,000
                                                                    -----------
                                                                    $   896,612
-------------------------------------------------------------------------------
  Food and Beverage Products - 2.9%
    Chiquita Brands International, Inc.                  8,710      $   117,585
    Coca-Cola Co.                                        5,400          329,400
    PepsiCo, Inc.                                        4,060          133,473
    Wrigley (Wm) Junior Co.                              4,060          243,092
                                                                    -----------
                                                                    $   823,550
-------------------------------------------------------------------------------
  Forest and Paper Products - 1.0%
    Kimberly-Clark Corp.                                 2,760      $   292,560
-------------------------------------------------------------------------------
  Insurance - 6.0%
    Allstate Corp.                                       4,560      $   288,990
    Chubb Corp.                                          4,930          289,021
    CIGNA Corp.                                          2,750          420,406
    ITT Hartford Group, Inc.                             4,160          312,000
    Reliastar Financial Corp.                              200           12,400
    Security Connecticut Corp.                           2,600          120,900
    Travelers Group, Inc.                                4,700          252,038
                                                                    -----------
                                                                    $ 1,695,755
-------------------------------------------------------------------------------
  Machinery - 0.8%
    Deere & Co., Inc.                                    5,300      $   225,913
--------------------------------------------------------------------------------
  Medical and Health Products - 4.5%
    Bristol-Myers Squibb Co.                             3,100      $   404,550
    Lilly (Eli) & Co.                                    3,190          278,726
    Pacificare Health Systems*                           1,550          124,000
    Pharmacia & Upjohn, Inc.                             6,650          245,219
    Rhone-Poulenc Rorer, Inc.                            3,160          224,360
                                                                    -----------
                                                                    $ 1,276,855
-------------------------------------------------------------------------------
  Medical and Health Technology and Services - 4.5%
    Cardinal Health, Inc.                                2,600      $   159,900
    Medtronic, Inc.                                      6,300          407,925
    St. Jude Medical, Inc.*                              8,510          336,145
    United Healthcare Corp.                              7,190          358,601
                                                                    -----------
                                                                    $ 1,262,571
-------------------------------------------------------------------------------
  Metals and Minerals - 0.9%
    Aluminum Company of America                          3,380      $   240,825
-------------------------------------------------------------------------------
  Oils - 4.0%
    Chevron Corp.                                        4,300      $   277,350
    Exxon Corp.                                          4,260          425,467
    Mobil Corp.                                          3,380          414,895
                                                                    -----------
                                                                    $ 1,117,712
-------------------------------------------------------------------------------
  Pollution Control - 0.9%
    Browning Ferris Industries, Inc.                     4,300      $   134,913
    WMX Technologies, Inc.                               3,800          120,175
                                                                    -----------
                                                                    $   255,088
-------------------------------------------------------------------------------
  Printing and Publishing - 1.0%
    Gannett Co., Inc.                                    3,515      $   280,321
-------------------------------------------------------------------------------
  Railroads - 1.0%
    Burlington Northern Santa Fe Railway Co.             3,490      $   290,543
-------------------------------------------------------------------------------
  Real Estate Investment Trusts - 5.6%
    American General Hospitality Corp.                   9,190      $   251,576
    Golf Trust America, Inc.*                            5,950          144,288
    Innkeepers USA Trust                                19,770          276,780
    Prentiss Properties Trust                            8,810          237,870
    Storage Trust Reality                               14,310          384,581
    TriNet Corporate Realty Trust, Inc.                  8,500          290,062
                                                                    -----------
                                                                    $ 1,585,157
-------------------------------------------------------------------------------
  Restaurants and Lodging - 0.7%
    Host Marriott Corp.*                                11,570      $   208,260
-------------------------------------------------------------------------------
  Stores - 2.4%
    Lowes Co., Inc.                                      4,930      $   179,945
    Rite-Aid Corp.                                       6,600          278,025
    Sears, Roebuck & Co.                                 3,750          203,438
                                                                    -----------
                                                                    $   661,408
-------------------------------------------------------------------------------
  Supermarkets - 0.7%
    Safeway, Inc.*                                       4,260      $   205,013
-------------------------------------------------------------------------------
  Telecommunications - 0.8%
    Lucent Technologies, Inc.                            4,260      $   229,508
-------------------------------------------------------------------------------
  Utilities - Electric - 2.8%
    CMS Energy Corp.                                     8,710      $   285,252
    Pinnacle West Capital Corp.                          9,010          281,563
    Public Service Co.                                  11,200          205,800
                                                                    -----------
                                                                    $   772,615
-------------------------------------------------------------------------------
  Utilities - Gas - 0.8%
    Coastal Corp.                                        4,930      $   224,315
    PanEnergy Corp.                                        300           12,788
                                                                    -----------
                                                                    $   237,103
-------------------------------------------------------------------------------
  Utilities - Telephone - 3.9%
    GTE Corp.                                            9,050      $   423,087
    MCI Communications Corp.                             9,190          328,543
    Pacific Telesis Group                                8,500          346,375
                                                                    -----------
                                                                    $ 1,098,005
-------------------------------------------------------------------------------
Total U.S. Stocks                                                   $23,721,091
-------------------------------------------------------------------------------
Foreign Stocks - 8.5%
  Finland - 0.6%
    Huhtamaki Oy Group (Food Products)                   3,660      $   171,879
-------------------------------------------------------------------------------
  Hong Kong - 1.0%
    Hong Kong Electric Holdings Ltd. (Utilities -
      Electric)                                         33,000      $   114,219
    Hysan Development Co. (Real Estate)                 33,000          113,793
    Wharf Holdings Ltd. (Real Estate)                   13,000           57,756
                                                                    -----------
                                                                    $   285,768
-------------------------------------------------------------------------------
  Japan - 0.7%
    Sony Corp. (Electronics)                             2,800      $   202,189
-------------------------------------------------------------------------------
  Portugal - 0.1%
    Banco Totta E Acores (Financial Institutions)        1,450       $   21,574
-------------------------------------------------------------------------------
  Singapore - 0.3%
    DBS Land, Ltd. (Real Estate Investment Trusts)      23,000       $   89,579
-------------------------------------------------------------------------------
  Sweden - 1.4%
    Astra AB, Free Shares, "B" ADR (Pharmaceuticals)     3,650      $   170,592
    Sparbanken Sverige AB (Banks and Credit Companies)  10,740          211,654
                                                                    -----------
                                                                    $   382,246
-------------------------------------------------------------------------------
  Switzerland - 0.4%
    Ciba Specialty Chemicals AG (Chemicals)*                90      $     5,698
    Novartis AG (Pharmaceuticals)*                          90          102,909
                                                                    -----------
                                                                    $   108,607
-------------------------------------------------------------------------------
  United Kingdom - 4.0%
    British Aerospace PLC (Aerospace)*                   7,710      $   160,314
    British Petroleum PLC, ADR (Oils)                    3,215          425,586
    Grand Metropolitan (Food and Beverage Products)*    31,800          235,917
    Lloyds TSB Group PLC (Banks and Credit Companies)*  10,560           87,812
    PowerGen PLC (Utilities - Electric)*                20,950          211,102
                                                                    -----------
                                                                    $ 1,120,731
-------------------------------------------------------------------------------
Total Foreign Stocks                                                $ 2,382,573
-------------------------------------------------------------------------------
Total Stocks (Identified Cost,$ 26,051,328)                         $26,103,664
-------------------------------------------------------------------------------
Convertible Preferred Stocks - 0.7%
-------------------------------------------------------------------------------
    Host Marriott Financial Trust*##
      (Identified Cost, $201,450)                        3,520      $   203,280
-------------------------------------------------------------------------------
Short-Term Obligations - 3.1%
-------------------------------------------------------------------------------
                                              Principal Amount
                                                 (000 Omitted)
-------------------------------------------------------------------------------
  Federal Home Loan Bank, due 03/03/97
    at Amortized Cost                                     $875      $   874,742
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $27,127,520)                    $27,181,686
Other Assets, Less Liabilities - 3.3%                                   915,849
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $28,097,535
-------------------------------------------------------------------------------
 *Non-income producing security.
##SEC Rule 144A Restriction.

See notes to financial statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
-------------------------------------------------------------------------------
FEBRUARY 28, 1997
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $27,127,520)             $27,181,686
  Cash                                                                   2,437
  Receivable for Fund shares sold                                    4,084,255
  Receivable for investments sold                                      454,317
  Dividends and interest receivable                                     22,521
  Deferred organization expenses                                         1,669
  Other assets                                                           1,650
                                                                   -----------
      Total assets                                                 $31,748,535
                                                                   -----------
Liabilities:
  Payable for investments purchased                                $ 3,640,715
  Payable for Fund shares reaquired                                        566
  Accrued expenses and other liabilities                                 9,719
                                                                   -----------
      Total liabilities                                            $ 3,651,000
                                                                   -----------
Net assets                                                         $28,097,535
                                                                   ===========
Net assets consist of:
  Paid-in capital                                                  $27,968,331
  Unrealized appreciation on investments and translation
    of assets and liabilities in foreign currencies                     53,791
  Accumulated undistributed net realized gain on investments
    and foreign currency transactions                                   69,055
  Accumulated undistributed net investment income                        6,358
                                                                   -----------
      Total                                                        $28,097,535
                                                                   ===========
Shares of beneficial interest outstanding                           2,255,337
                                                                    =========
Class A shares:
  Net asset value per share
    (net assets of $12,643,133 / 1,015,860 shares of
    beneficial interest outstanding)                                 $12.45
                                                                     ======
  Offering price per share (100 / 94.25)                             $13.21
                                                                     ======
Class B shares:
  Net asset value and offering price per share
    (net assets of $12,661,219 / 1,015,140 shares of
     beneficial interest outstanding)                                $12.47
                                                                     ======
Class C shares:
  Net asset value and offering price per share
    (net assets of $2,161,029 / 173,684 shares of
    beneficial interest outstanding)                                 $12.44
                                                                     ======
Class I shares:
  Net asset value per share
    (net assets of $632,154 / 50,653 shares of
    beneficial interest outstanding)                                 $12.48
                                                                     ======

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class
B, and Class C shares.

See notes to financial statements

FINANCIAL STATEMENTS - continued

STATEMENT OF OPERATIONS (UNAUDITED)
------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 1997
------------------------------------------------------------------------------
Net investment income:
Income -
  Dividends                                                     $  30,459
  Interest                                                          8,503
                                                                ---------
      Total investment income                                   $  38,962
                                                                ---------

  Expenses -
    Management fee                                              $  11,333
    Shareholder servicing agent fee (Common)                        2,223
    Distribution and service fee (Class A)                          3,071
    Distribution and service fee (Class B)                          6,199
    Distribution and service fee (Class C)                          1,214
    Registration fees                                              50,620
    Printing                                                       17,108
    Auditing fees                                                   2,500
    Custodian fee                                                   2,213
    Legal fees                                                        828
    Postage                                                           243
    Amortization of organization expenses                             215
    Miscellaneous                                                     736
                                                                ---------
      Total expenses                                            $  98,503
    Fees paid indirectly                                             (140)
    Reduction of expenses by investment adviser,
      distributor and shareholder servicing agent                 (67,360)
                                                                ---------
      Net expenses                                              $  31,003
                                                                ---------
        Net investment income                                   $   7,959
                                                                ---------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                     $  74,959
    Foreign currency transactions                                      83
                                                                ---------
        Net realized gain on investments and foreign
           currency transactions                                $  75,042
                                                                ---------

  Change in unrealized appreciation -
    Investments                                                 $  47,511
    Translation of assets and liabilities in foreign
      currencies                                                     (378)
                                                                ---------
        Net unrealized gain on investments and foreign
           currency translation                                 $  47,133
                                                                ---------
          Net realized and unrealized gain on investments
            and foreign currency                                $ 122,175
                                                                ---------
            Increase in net assets from operations              $ 130,134
                                                                =========

See notes to financial statements

FINANCIAL STATEMENTS - continued


STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                                         FEBRUARY 28, 1997          PERIOD ENDED
                                                                (UNAUDITED)     AUGUST 31, 1996*
-------------------------------------------------------------------------------------------------
Increase in net assets:
From operations -
  Net investment income                                        $     7,959              $  1,821
  Net realized gain on investments and foreign
    currency transactions                                           75,042                29,981
  Net unrealized gain on investments and foreign
    currency translation                                            47,133                 6,658
                                                               -----------              --------
    Increase in net assets from operations                     $   130,134              $ 38,460
                                                               -----------              --------

Distributions declared to shareholders -
  From net investment income (Class A)                         $    (3,370)             $  --
  From net realized gain on investments (Class A)                  (36,020)                --
                                                               -----------              --------
      Total distributions declared to shareholders             $   (39,390)             $  --
                                                               -----------              --------

Fund share (principal) transactions -
  Net proceeds from sale of shares                             $28,165,972              $453,843
  Net asset value of shares issued to shareholders
    in reinvestment of distributions                                39,386                --
  Cost of shares reacquired                                       (690,880)               --
                                                               -----------              --------
    Increase in net assets from Fund share transactions        $27,514,478              $453,843
                                                               -----------              --------
      Total increase in net assets                             $27,605,222              $492,303
Net assets:
  At beginning of period                                           492,313                    10
                                                               -----------              --------

  At end of period (including accumulated
    undistributed net investment income of $6,358 and
    $1,769, respectively)                                      $28,097,535              $492,313
                                                               ===========              ========

*For the period from the commencement of investment operations, January 2, 1996 to August 31, 1996.

See notes to financial statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                    SIX MONTHS ENDED
                                   FEBRUARY 28, 1997           PERIOD ENDED
                                         (UNAUDITED)       AUGUST 31, 1996*
--------------------------------------------------------------------------------
                                             CLASS A
--------------------------------------------------------------------------------
Per share data (for a share outstanding
   throughout each period):
Net asset value - beginning of  period        $11.13                 $10.00
                                              ------                 ------
Income from investment operations# -
  Net investment income(S)                    $ 0.03                 $ 0.05
  Net realized and unrealized
    gain on investments and
    foreign currency transactions               2.14                   1.08
                                              ------                 ------
      Total from investment operations        $ 2.17                 $ 1.13
                                              ------                 ------


Less distributions declared to
  shareholders --
  From net investment income                  $(0.07)                $ --
  From net realized gain on
    investments and foreign
    currency transactions                      (0.78)                  --
                                              ------                 ------
      Total distributions declared to
        shareholders                          $(0.85)                $ --
                                              ------                 ------
Net asset value - end of period               $12.45                 $11.13
                                              ======                 ======
Total return(+)                               19.85%++               11.30%++

Ratios (to average net assets)/
  Supplemental data(S):
  Expenses                                     1.50%+                 1.50%+
  Net investment income (loss)                 0.79%+                 0.65%+
Portfolio turnover                               38%                    58%
Average commission rate###                   $0.0318                $0.0113
Net assets at end of period (000 omitted)    $12,643                $   492

  *For the period from the commencement of investment operations,
   January 2, 1996 to August 31, 1996.
  +Annualized.
 ++Not annualized.
  #Per share data is based on average shares outstanding.
 ##For the fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly. ###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
(+)Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)The investment adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.50% of the average daily net assets. To the extent actual expenses were over/ under the limitation, the net investment loss per share and the ratios would have been:

    Net investment income (loss)              $(0.11)                $(0.13)
    Ratios (to average net assets):
      Expenses##                               5.52%+                 4.58%+
      Net investment income (loss)            (2.85)%+               (1.86)%+
      The reduction of expenses by fees
        paid indirectly, as a percentage
        of net assets, amounted to:           (0.02)%+               (0.03)%+

See notes to financial statements

FINANCIAL HIGHLIGHTS (UNAUDITED) - CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED FEBRUARY 28, 1997
-----------------------------------------------------------------------------------------------------------------------------
                                                                 CLASS B*              CLASS C**             CLASS I*
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                             $12.01                $12.00                $11.93
                                                                  ------                ------                ------

Income from investment operations# -
  Net investment income(S)                                        $  --                 $  --                 $  --
  Net realized and unrealized gain on investments and
    foreign currency transactions                                   0.46                  0.44                  0.55
                                                                  ------                ------                ------
      Total from investment operations                            $ 0.46                $ 0.44                $ 0.55
                                                                  ------                ------                ------
Net asset value - end of period                                   $12.47                $12.44                $12.48
                                                                  ======                ======                ======
Total return                                                       3.91%++               3.75%++               4.61%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses                                                         2.25%+                2.25%+                1.50%+
  Net investment income (loss)                                     0.01%+                0.03%+                0.99%+
Portfolio turnover                                                   38%                   38%                   38%
Average commission rate###                                       $0.0318               $0.0318               $0.0318
Net assets at end of period (000 omitted)                        $12,661                $2,161                  $632

  *For the period from the commencement of offering of Class B and Class I shares, January 2, 1997 to February 28, 1997.
 **For the period from the commencement of offering of Class C shares, January 3, 1997 to February 28, 1997.
  +Annualized.
 ++Not annualized.
  #Per share data is based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
(S)The investment adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.50% for Class I shares and
   2.25% for Class B and Class C shares of average daily net assets. To the extent actual expenses were over/under the limitation, the net investment loss per share and the ratios would have been:

     Net investment income (loss)                                 $(0.07)               $(0.07)               $(0.02)
     Ratios (to average net assets):
       Expenses##                                                  6.12%+                6.11%+                5.37%+
       Net investment income (loss)                              (4.70)%+              (4.08)%+              (0.54)%+

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) BUSINESS AND ORGANIZATION
MFS Research Growth and Income Fund (the Fund) is a diversified series of MFS Series Trust I (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days of less), including listed issues and forward contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gain and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Deferred Organization Expenses - Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date of commencement of operations of the Fund.

Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the Fund may enter into contracts to deliver or receive foreign currency they will receive from or require for their normal investment activities. They may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the Fund may enter into contracts with the intent of changing the relative exposure of the Fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

Multiple Classes of Shares of Beneficial Interest
The Fund offers Class A, Class B, Class C and Class I shares. The four Classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of average daily net assets. The investment adviser did not impose a portion of its fee, which is reflected as a preliminary reduction of expenses in the Statement of Operations.

Under a temporary expense reimbursement agreement with MFS, MFS has voluntarily agreed to pay all of the Fund's operating expenses exclusive of management, distribution and service fees. The Fund in turn will pay MFS an expense reimbursement fee such that the total operating expenses do not exceed 1.50%, 2.25%, 2.25% and 1.25% of average daily net assets of its Class A, Class B, Class C and Class I shares, respectively. To the extent that the expense reimbursement fee exceeds the Fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At February 28, 1997, the aggregate unreimbursed expenses owed to MFS by the Fund amounted to $67,682, including $63,151 incurred in the current period.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain of the officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC).

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $467,647 for the six months ended February 28, 1997, as its portion of the sales charge on sales of Class A shares of the Fund.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Class A distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer which amounted to $0 for the six months ended February 28, 1997. Payment of the 0.10% per annum Class A distribution fee is currently being waived. Fees incurred under the distribution plan during the six months ended February 28, 1997 were 0.25% of average daily net assets attributable to Class A shares on an annualized basis.

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $0 and $0 for Class B and Class C shares, respectively, for the six months ended February 28, 1997. Fees incurred under the distribution plan during the six months ended February 28, 1997 were 1.00% of average daily net assets attributable to Class B and Class C shares on an annualized basis.

Purchases over $1 million of Class A shares and certain purchases into retirement plans are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within 12 months of purchases made on or after April 1, 1996. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended February 28, 1997 were $0, $1,000 and $150 for Class A, Class B and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of the average daily net assets of Class A shares at an effective annual rate of up to 0.15%.

(4) PORTFOLIO SECURITIES
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                      PURCHASES           SALES
-------------------------------------------------------------------------------------------------

U.S. government securities                                          $   285,900     $    --
Investments (non-U.S. government securities)                         27,420,562       1,991,909

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                                      $27,127,520
                                                                                    ===========
Gross unrealized appreciation                                                       $   431,165
Gross unrealized depreciation                                                          (376,999)
                                                                                    -----------
  Net unrealized depreciation                                                       $    54,166
                                                                                    ===========

(5) SHARES OF BENEFICIAL INTEREST
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares
                                             SIX MONTHS ENDED FEBRUARY 28, 1997   1996*
                                             ----------------------------------   ------------------------
                                                       SHARES            AMOUNT       SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold                                         1,020,010       $12,673,475       44,239      $453,843
Shares issued to shareholders in reinvestment
 of distributions                                       3,290            39,386         --           --
Shares transferred to Class I                         (50,883)         (607,034)        --           --
Shares reacquired                                        (797)          (14,590)        --           --
                                                    ---------       -----------       ------      --------
  Net increase                                        971,620       $12,091,237       44,239      $453,843
                                                    =========       ===========       ======      ========

CLASS B SHARES
                                               PERIOD ENDED FEBRUARY 28, 1997**
                                               --------------------------------
                                                       SHARES            AMOUNT
-------------------------------------------------------------------------------
Shares sold                                         1,019,243       $12,714,096
Shares reacquired                                      (4,103)          (50,835)
                                                    ---------       -----------
  Net increase                                      1,015,140       $12,663,261
                                                    =========       ===========

 *For the period from the commencement of investment operations, January 2, 1996 to August 31, 1996.
**For the period from the commencement of offering of Class B shares, January
  2, 1997 to February 28, 1997.

CLASS C SHARES
                                                PERIOD ENDED FEBRUARY 28, 1997*
                                               --------------------------------
                                                       SHARES            AMOUNT
-------------------------------------------------------------------------------
Shares sold                                           174,954        $2,171,367
Shares reacquired                                      (1,270)          (15,558)
                                                      -------        ----------
  Net increase                                        173,684        $2,155,809
                                                      =======        ==========

CLASS I SHARES
                                               PERIOD ENDED FEBRUARY 28, 1997**
                                               --------------------------------
                                                       SHARES            AMOUNT
-------------------------------------------------------------------------------
Shares transferred from Class A                        50,883        $  607,034
Shares reacquired                                        (230)           (2,863)
                                                       ------        ----------
  Net increase                                         50,653        $  604,171
                                                       ======        ==========

 *For the period from the commencement of offering of Class C shares, January
  3, 1997 to February 28, 1997.
**For the period from the commencement of offering of Class I shares, January
  2, 1997 to February 28, 1997.

(6) LINE OF CREDIT
The Fund entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $400 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the six months ended February 28, 1997 was $3.

                    --------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) RESEARCH GROWTH AND INCOME FUND

TRUSTEES                                               ASSISTANT SECRETARY
A. Keith Brodkin* - Chairman and President             James R. Bordewick, Jr.*

Richard B. Bailey* - Private Investor; Former          CUSTODIAN
Chairman and Director (until 1991),                    State Street Bank and Trust Company
Massachusetts Financial Services Company;
Director, Cambridge Bancorp; Director,                 INVESTOR INFORMATION
Cambridge Trust Company
                                                       For MFS stock and bond market outlooks, call
Marshall N. Cohan - Private Investor                   toll free: 1-800-637-4458 anytime from a
                                                       touch-tone telephone.
Lawrence H. Cohn, M.D. - Chief of Cardiac
Surgery, Brigham and Women's Hospital;                 For information on MFS mutual funds, call
Professor of Surgery, Harvard Medical School           your financial adviser or, for an information
                                                       kit, call toll free: 1-800-637-2929 any
The Hon. Sir J. David Gibbons, KBE - Chief             business day from 9 a.m. to 5 p.m. Eastern
Executive Officer, Edmund Gibbons Ltd.;                time (or leave a message anytime).
Chairman, Bank of N.T. Butterfield & Son Ltd.

Abby M. O'Neill - Private Investor;                    INVESTOR SERVICE
Director, Rockefeller Financial Services, Inc.         MFS Service Center, Inc.
(investment advisers)                                  P.O. Box 2281
                                                       Boston, MA 02107-9906
Walter E. Robb, III - President and
Treasurer, Benchmark Advisors, Inc.                    For general information, call toll free:
(corporate financial consultants); President,          1-800-225-2606 any business day from
Benchmark Consulting Group, Inc. (office               8 a.m. to 8 p.m. Eastern time.
services); Trustee, Landmark Funds (mutual funds)
                                                       For service to speech- or hearing-impaired,
Arnold D. Scott* - Senior Executive Vice               call toll free: 1-800-637-6576 any business
President, Director and Secretary,                     day from 9 a.m. to 5 p.m. Eastern time. (To
Massachusetts Financial Services Company               use this service, your phone must be equipped
                                                       with a Telecommunications Device for the Deaf.)
Jeffrey L. Shames* - President and Director,
Massachusetts Financial Services Company
                                                       For share prices, account balances, and
J. Dale Sherratt - President, Insight                  exchanges, call toll free: 1-800-MFS-TALK
Resources, Inc. (acquisition planning specialists)     (1-800-637-8255) anytime from a touch-tone telephone.

Ward Smith - Former Chairman (until 1994),             WORLD WIDE WEB
NACCO Industries; Director, Sundstrand                 www.mfs.com
Corporation

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street                                    --------------------------------------------
Boston, MA 02116-3741
                                                        [DALBAR       For the third year in a row,
DISTRIBUTOR                                              LOGO]         MFS earned a #1 ranking in
MFS Fund Distributors, Inc.                            TOP RATED      the DALBAR, Inc. Broker/Dealer
500 Boylston Street                                     SERVICE      Survey, Main Office Operations
Boston, MA 02116-3741                                               Service Quality Category. The
                                                       firm achieved a 3.48 overall score on a
DIRECTOR OF RESEARCH                                   scale of 1 to 4 in the 1996 survey. A total
Kevin R. Parke*                                        of 110 firms responded, offering input on the
                                                       quality of service they received from 29
TREASURER                                              mutual fund companies nationwide. The survey
W. Thomas London*                                      contained questions about service quality in
                                                       15 categories, including "knowledge of phone
ASSISTANT TREASURER                                    service contacts," "accuracy of transaction
James O. Yost*                                         processing," and "overall ease of doing
                                                       business with the firm."
SECRETARY                                              ----------------------------------------------
Stephen E. Cavan*

*Affiliated with the Investment Adviser